Average Annual Total Returns		12 Months Ended	60 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.78%
Cboe S&P 500 95-110 Collar Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Cboe S&P 500 95-110 Collar Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.40%	9.08%	9.19%
60% S&P 500® Total Return Index/40% Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% S&P 500® Total Return Index/40% Bloomberg Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.70%	8.47%	8.69%
Swan Hedged Equity US Large Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.85%	9.13%	9.34%
Performance Inception Date	Dec. 22, 2020
Swan Hedged Equity US Large Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.75%	9.01%	9.22%
Swan Hedged Equity US Large Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.67%	7.20%	7.38%